INVESCO BOND FUNDS, INC.

              Supplement to Investor Class and Class C Prospectuses
                             Dated December 15, 2000

The section of the Funds' Prospectuses entitled "Fund Management - Portfolio Managers" is amended to (1) delete the first paragraph in its entirety, and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     FUND                          PORTFOLIO MANAGER(S)
     High Yield                    Robert J. Hickey
     Select Income                 Robert J. Hickey
                                   Richard R. Hinderlie
     Tax-Free Bond                 Richard A. Berry
                                   Stephen D. Turman
     U.S. Government Securities    Richard R. Hinderlie


The section of the Funds' Prospectuses entitled "Fund Management - Portfolio Managers" is amended to add the following paragraph after the second paragraph:

     ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and a co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B. A. in Economics and International Affairs from the University of Wisconsin - Madison.

The section of the Funds' Prospectuses entitled "Fund Management - Portfolio Managers" is amended to (1) delete the third and fourth paragraphs in their entirety, and (2) substitute the following paragraph in their place:

     RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of U.S. Government Securities Fund and a co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

The section of the Funds' Prospectuses entitled "How To Buy Shares" is amended to add the following paragraph after the fifth paragraph with respect to the Investor Class Prospectus and sixth paragraph with respect to the Class C
Prospectus:

     Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

     If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of settlement.

The date of this Supplement is September 17, 2001.

                            INVESCO BOND FUNDS, INC.

            Supplement to Class K Prospectus dated December 15, 2000

The section of the Funds' Prospectus entitled "Fund Management - Portfolio Manager" is amended to delete the section in its entirety, and (2) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     FUND                          PORTFOLIO MANAGER(S)
     High Yield                    Robert J. Hickey
     Select Income                 Richard R. Hinderlie
                                   Robert J. Hickey

     ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and a co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B. A. in Economics and International Affairs from the University of Wisconsin - Madison.

     RICHARD R. HINDERLIE, a vice president of INVESCO, is the co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

The section of the Prospectus entitled "How To Buy Shares" is amended to add the following paragraph after the second paragraph:

     Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

     If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of settlement.

The date of this Supplement is September 17, 2001.